COMMITMENTS	12 Months Ended
Dec. 31, 2017
COMMITMENTS AND CONTINGENCY [Abstract]
COMMITMENTS AND CONTINGENCY
23.	COMMITMENTS

(1)	Operating lease as lessee

The Company leases its facilities and offices under non-cancelable operating lease agreements. In addition, the Company pays telecommunications carriers and other service providers for telecommunications services and for hosting its servers at their internet data centers under non-cancelable agreements, which are treated as operating leases. These leases expire through 2027 and are renewable upon negotiation. Rental and bandwidth expenses under operating leases for 2015, 2016 and 2017 from continuing operations were $12,113, $5,964, and $5,926 respectively and from discontinued operations were $2,553, $183 and $nil, respectively.

Future minimum lease payments under such non-cancellable leases as of December 31, 2017 are as follows:

2018	$6,366
2019	3,792
2020	3,031
2021 and thereafter	1,686

Total	$14,875

(2)	Future minimum principal payments related to the Company’s long-term debts as of December 31, 2017 are as follows (see Note 13):

2018	$59,260
2019	3,074
2020	44,591

Total	$106,925

(3)	Unconditional investment commitment

The Company was obligated to pay up to $2,887 and $1,736 for the acquisition of investments under various arrangements as of December 31, 2016 and 2017, respectively.